Segment information	12 Months Ended
Dec. 31, 2022
Segment Information [Abstract]
Segment information

Note 22 – Segment information

The Company’s CODM has been identified as its CEO, who reviews the financial results when making decisions about allocating resources and assessing performance separately of three business segments as below:

●	trucking business, conducted by Mingzhu and its subsidiaries and Feipeng BVI, its subsidiaries and its VIEs;

●	car-hailing and driver management services business, conducted by Cheyi BVI, its subsidiaries and its VIEs;

●	car owner services business, conducted by Yinhua, its subsidiaries and its VIEs and therefore, the Company has three reportable segments. The Company’s long-lived assets are substantially all located in the PRC and all of the Company’s revenues are derived from the PRC.

The acquisition of Cheyi BVI, Yinhua, Feipeng BVI was completed on December 29, 2021, March 14, 2022 and December 20, 2022, in accordance with the ASC-805, the Company only is able to account the revenue generated by Cheyi BVI, Yinhua, Feipeng BVI and their subsidiaries after the acquisition is completed. The Company had carefully evaluated the amount of such revenue generated by Cheyi BVI, Yinhua, Feipeng BVI and their subsidiaries with reasonable estimates.

Segment information for the years as of December 31, 2022 and 2021 is as follows:

	As of December 31,
	2022	2021
Total assets
Trucking services	$75,947,153	$64,743,182
Car-hailing and driver management services	19,600,724	17,606,804
Car owner services	15,908,978	-
Total	$111,456,855	$82,349,986

Total Property and equipment, net
Trucking services	$1,459,760	$2,243,651
Car-hailing and driver management services	7,613,938	9,980,931
Car owner services	-	-
Total	$9,073,698	$12,224,582

As of December 31, 2022, the balance of goodwill represented an amount of $14,157,570 that arose from acquisition of Cheyi BVI in 2021, $5,364,709 that arose from acquisition of Yinhua in March 2022 and $13,715,130 that arose from acquisition of Feipeng BVI in December 2022.